Pay vs Performance Disclosure		12 Months Ended
		Feb. 01, 2026 USD ($)		Feb. 02, 2025 USD ($)	Jan. 28, 2024 USD ($)	Jan. 29, 2023 USD ($)	Jan. 30, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay Versus Performance Table

The following table shows information detailing (1) the total compensation of our principal executive officer (PEO) as reported in the Summary Compensation Table (SCT), (2) the average total compensation for the remaining named executive officers (NEOs) collectively (other than the PEO) as reported in the Summary Compensation Table, (3) the executive compensation actually paid to the PEO and (4) the average executive compensation actually paid to the non-PEO NEOs collectively, in each case for the covered fiscal year. The table also shows for each covered fiscal year our cumulative total stockholder return (TSR) and our peer group’s cumulative total stockholder return, our net income, and our operating income.

The amounts originally in Canadian dollars were converted to U.S. dollars for this table using the average of the average exchange rates for each fiscal month during the applicable fiscal year. Applying this formula to fiscal 2025, fiscal 2024, fiscal 2023, fiscal 2022, and fiscal 2021, CDN$1.00 was equal to USD$0.719, USD$0.726, USD$0.741, USD$0.765, and USD$0.799, respectively.

The amounts originally in British pounds were converted to U.S. dollars for this table using the average of the average exchange rates for each fiscal month during the applicable fiscal year. Applying this formula to fiscal 2025, fiscal 2024, fiscal 2023, fiscal 2022, and fiscal 2021, GBP£1.00 was equal to USD$1.329, USD$1.275, USD$1.248, USD$1.226, and USD$1.375, respectively.

	SCT Total for PEOs ($)(1)		Compensation Actually Paid to PEO ($)(1)(3)		Average SCT Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based On:(4)
Fiscal Year	PEO 1	PEO 2	PEO 1	PEO 2			TSR ($)	Peer Group TSR ($)(4)	Net Income ($)	Operating Income ($)(5)(6)
2025	24,023,294	9,667,535	(17,063,434)	1,192,849	6,380,412	4,747	53.09	49.47	1,579,183,000	2,210,615,000
2024	14,570,399	—	2,233,660	—	4,572,382	1,594,893	126.02	58.60	1,814,616,000	2,505,697,000
2023	16,547,888	—	46,879,603	—	5,403,574	12,603,182	145.44	55.22	1,550,190,000	2,230,886,000
2022	15,663,837	—	18,293,236	—	4,798,051	5,432,002	94.58	68.26	854,800,000	1,789,069,000
2021	13,265,455	—	18,826,215	—	3,801,514	4,642,721	96.11	96.85	975,322,000	1,374,749,000

(1) The following table reconciles the PEO Summary Compensation Table total to compensation actually paid:

Fiscal Year(a)	PEO	SCT Total ($)	Deductions from SCT Total ($)(b)	Addition of Fair Value of Equity Awards Granted in the Year ($)	Addition (Deduction) for Change in Value of Prior Year Awards Unvested at End of Fiscal Year ($)	Addition (Deduction) for Change in Value of Prior Year Awards That Vested During Fiscal Year ($)	Compensation Actually Paid ($)
2025	PEO 1	24,023,294	(21,600,031)	2,627,426	(19,698,179)	(2,415,944)	(17,063,434)
	PEO 2	9,667,535	(8,498,893)	4,790,244	(4,207,414)	(558,623)	1,192,849

(a)  The PEO for 2025 were Calvin McDonald as PEO 1 and Meghan Frank as PEO 2.

(b) The deductions are the grant date fair value of equity-based awards (stock and option awards) granted each year.

(2) The following table reconciles the Non-PEO NEOs Average Summary Compensation Table total to average compensation actually paid:

Fiscal Year(a)	SCT Total ($)	Deductions from SCT Total ($)(b)	Addition of Fair Value of Equity Awards Granted in the Year ($)	Addition (Deduction) for Change in Value of Prior Year Awards Unvested at End of Fiscal Year ($)	Addition (Deduction) for Change in Value of Prior Year Awards That Vested During Fiscal Year ($)	Compensation Actually Paid ($)
2025	6,380,412	(5,374,551)	2,349,475	(2,633,438)	(717,151)	4,747

(a)  The Non-PEO NEOs for 2025 included André Maestrini, Nicole Neuburger, Edward Dagnese and Celeste Burgoyne.

(b) The deductions are the grant date fair value of equity-based awards (stock and option awards) granted each year.

(3) In accordance with Regulation S-K, compensation actually paid reflects adjustments to equity award values from those reported in the Summary Compensation Table. Equity award values were recalculated as of the end of each applicable fiscal year or vesting date, as required by SEC rules, using updated valuation assumptions and stock prices, as follows: (1) the fair value of RSU awards was based on the closing price of our common stock as of the last day of the applicable fiscal year or the vesting date as applicable; (2) the fair value of PSU awards was based on the closing price of our common stock as of the last day of the applicable fiscal year and adjusted to reflect management’s estimate of the probable level of performance as of that date; and (3) the fair value of stock options was estimated using the Black-Scholes option-pricing model and using updated valuation assumptions, including expected volatility, risk-free interest rate, dividend yield, and expected term.

(4) In accordance with the pay versus performance rules, our total stockholder return (TSR) and our peer group TSR is determined based on the value of an initial fixed investment through the end of the listed fiscal year. The peer group TSR used in this table was determined using the S&P 500 Apparel, Accessories & Luxury Goods Index. The peer group index used for purposes of this disclosure is the same index used for the stock performance graph included in our Annual Report on Form 10-K, as permitted under applicable SEC rules.

(5) For purposes of evaluating the achievement of the performance measure in our incentive programs, operating income generally means earnings before other income and taxes as reported in our financial statements or, if reported, adjusted operating income as reported in our earnings release or other EDGAR filings as applicable.

(6) Refer to the non-GAAP reconciliation table in Appendix A of this proxy statement for reconciliations between the above adjusted non-GAAP financial measures and the most directly comparable measures calculated in accordance with GAAP.

Adjustment To PEO Compensation, Footnote	The following table reconciles the PEO Summary Compensation Table total to compensation actually paid:
Fiscal Year(a)	PEO	SCT Total ($)	Deductions from SCT Total ($)(b)	Addition of Fair Value of Equity Awards Granted in the Year ($)	Addition (Deduction) for Change in Value of Prior Year Awards Unvested at End of Fiscal Year ($)	Addition (Deduction) for Change in Value of Prior Year Awards That Vested During Fiscal Year ($)	Compensation Actually Paid ($)
2025	PEO 1	24,023,294	(21,600,031)	2,627,426	(19,698,179)	(2,415,944)	(17,063,434)
	PEO 2	9,667,535	(8,498,893)	4,790,244	(4,207,414)	(558,623)	1,192,849

(a)  The PEO for 2025 were Calvin McDonald as PEO 1 and Meghan Frank as PEO 2.

(b) The deductions are the grant date fair value of equity-based awards (stock and option awards) granted each year.

Non-PEO NEO Average Total Compensation Amount	[2]	$ 6,380,412	[1]	$ 4,572,382	$ 5,403,574	$ 4,798,051	$ 3,801,514
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 4,747	[1]	1,594,893	12,603,182	5,432,002	4,642,721
Adjustment to Non-PEO NEO Compensation Footnote	The following table reconciles the Non-PEO NEOs Average Summary Compensation Table total to average compensation actually paid:
Fiscal Year(a)	SCT Total ($)	Deductions from SCT Total ($)(b)	Addition of Fair Value of Equity Awards Granted in the Year ($)	Addition (Deduction) for Change in Value of Prior Year Awards Unvested at End of Fiscal Year ($)	Addition (Deduction) for Change in Value of Prior Year Awards That Vested During Fiscal Year ($)	Compensation Actually Paid ($)
2025	6,380,412	(5,374,551)	2,349,475	(2,633,438)	(717,151)	4,747

(a)  The Non-PEO NEOs for 2025 included André Maestrini, Nicole Neuburger, Edward Dagnese and Celeste Burgoyne.

(b) The deductions are the grant date fair value of equity-based awards (stock and option awards) granted each year.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	[4]	$ 53.09		126.02	145.44	94.58	96.11
Peer Group Total Shareholder Return Amount	[4]	49.47		58.6	55.22	68.26	96.85
Net Income (Loss)		$ 1,579,183,000		$ 1,814,616,000	$ 1,550,190,000	$ 854,800,000	$ 975,322,000
Company Selected Measure Amount	[5],[6]	2,210,615,000		2,505,697,000	2,230,886,000	1,789,069,000	1,374,749,000
PEO 1 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[8]	$ 24,023,294	[7]	$ 14,570,399	$ 16,547,888	$ 15,663,837	$ 13,265,455
PEO Actually Paid Compensation Amount	[3],[8]	(17,063,434)	[7]	2,233,660	46,879,603	18,293,236	18,826,215
PEO 1 [Member] | Deductions from SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7],[9]	(21,600,031)
PEO 1 [Member] | Addition of Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	2,627,426
PEO 1 [Member] | Addition (Deduction) for Change in Value of Prior Year Awards Unvested at end of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(19,698,179)
PEO 1 [Member] | Addition (Deduction) for Change in Value of Prior Year Awards That Vested during Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(2,415,944)
PEO 2 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[8]	9,667,535	[7]
PEO Actually Paid Compensation Amount	[3],[8]	1,192,849	[7]
PEO 2 [Member] | Deductions from SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7],[9]	(8,498,893)
PEO 2 [Member] | Addition of Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	4,790,244
PEO 2 [Member] | Addition (Deduction) for Change in Value of Prior Year Awards Unvested at end of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(4,207,414)
PEO 2 [Member] | Addition (Deduction) for Change in Value of Prior Year Awards That Vested during Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(558,623)
Non-PEO NEO | Deductions from SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1],[10]	(5,374,551)
Non-PEO NEO | Addition of Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	2,349,475
Non-PEO NEO | Addition (Deduction) for Change in Value of Prior Year Awards Unvested at end of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	(2,633,438)
Non-PEO NEO | Addition (Deduction) for Change in Value of Prior Year Awards That Vested during Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	$ (717,151)

[1]	The Non-PEO NEOs for 2025 included André Maestrini, Nicole Neuburger, Edward Dagnese and Celeste Burgoyne.
[2]	The following table reconciles the Non-PEO NEOs Average Summary Compensation Table total to average compensation actually paid:
Fiscal Year(a)	SCT Total ($)	Deductions from SCT Total ($)(b)	Addition of Fair Value of Equity Awards Granted in the Year ($)	Addition (Deduction) for Change in Value of Prior Year Awards Unvested at End of Fiscal Year ($)	Addition (Deduction) for Change in Value of Prior Year Awards That Vested During Fiscal Year ($)	Compensation Actually Paid ($)
2025	6,380,412	(5,374,551)	2,349,475	(2,633,438)	(717,151)	4,747

(a)  The Non-PEO NEOs for 2025 included André Maestrini, Nicole Neuburger, Edward Dagnese and Celeste Burgoyne.

(b) The deductions are the grant date fair value of equity-based awards (stock and option awards) granted each year.

[3]	In accordance with Regulation S-K, compensation actually paid reflects adjustments to equity award values from those reported in the Summary Compensation Table. Equity award values were recalculated as of the end of each applicable fiscal year or vesting date, as required by SEC rules, using updated valuation assumptions and stock prices, as follows: (1) the fair value of RSU awards was based on the closing price of our common stock as of the last day of the applicable fiscal year or the vesting date as applicable; (2) the fair value of PSU awards was based on the closing price of our common stock as of the last day of the applicable fiscal year and adjusted to reflect management’s estimate of the probable level of performance as of that date; and (3) the fair value of stock options was estimated using the Black-Scholes option-pricing model and using updated valuation assumptions, including expected volatility, risk-free interest rate, dividend yield, and expected term.
[4]	In accordance with the pay versus performance rules, our total stockholder return (TSR) and our peer group TSR is determined based on the value of an initial fixed investment through the end of the listed fiscal year. The peer group TSR used in this table was determined using the S&P 500 Apparel, Accessories & Luxury Goods Index. The peer group index used for purposes of this disclosure is the same index used for the stock performance graph included in our Annual Report on Form 10-K, as permitted under applicable SEC rules.
[5]	For purposes of evaluating the achievement of the performance measure in our incentive programs, operating income generally means earnings before other income and taxes as reported in our financial statements or, if reported, adjusted operating income as reported in our earnings release or other EDGAR filings as applicable.
[6]	Refer to the non-GAAP reconciliation table in Appendix A of this proxy statement for reconciliations between the above adjusted non-GAAP financial measures and the most directly comparable measures calculated in accordance with GAAP.
[7]	The PEO for 2025 were Calvin McDonald as PEO 1 and Meghan Frank as PEO 2.
[8]	The following table reconciles the PEO Summary Compensation Table total to compensation actually paid:
Fiscal Year(a)	PEO	SCT Total ($)	Deductions from SCT Total ($)(b)	Addition of Fair Value of Equity Awards Granted in the Year ($)	Addition (Deduction) for Change in Value of Prior Year Awards Unvested at End of Fiscal Year ($)	Addition (Deduction) for Change in Value of Prior Year Awards That Vested During Fiscal Year ($)	Compensation Actually Paid ($)
2025	PEO 1	24,023,294	(21,600,031)	2,627,426	(19,698,179)	(2,415,944)	(17,063,434)
	PEO 2	9,667,535	(8,498,893)	4,790,244	(4,207,414)	(558,623)	1,192,849

(a)  The PEO for 2025 were Calvin McDonald as PEO 1 and Meghan Frank as PEO 2.

(b) The deductions are the grant date fair value of equity-based awards (stock and option awards) granted each year.

[9]	The deductions are the grant date fair value of equity-based awards (stock and option awards) granted each year.
[10]	The deductions are the grant date fair value of equity-based awards (stock and option awards) granted each year.